Accounts receivable and allowance for credit losses (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of allowance for doubtful accounts

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Accounts receivable	43,587,890	25,399,545	3,729,249
Less: allowance for credit losses	-	-	-
Accounts receivable, net	43,587,890	25,399,545	3,729,249

Schedule of allowance for doubtful accounts

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Beginning balance	-	-	-
Addition	-	75,000	11,012
Recovery	-	75,000	11,012
Ending balance	-	-	-